Other payables and accrued expenses	12 Months Ended
Dec. 31, 2024
Other payables and accrued expenses
Other payables and accrued expenses

Note 11 : Other payables and accrued expenses

Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.

	December 31,
	2024	2023
	US$’000	US$’000

Dividend payables	76	78
Deposits received from customers	5	5
Rental deposit received	-	3
Accruals for operating expenses	803	834
Other tax payables	166	204
	1,050	1,124

ZHEJIANG TIANLAN
Other payables and accrued expenses
Other payables and accrued expenses
13.	Other payables and accrued expenses

	December 31,
	2024	2023
	RMB’000	RMB’000

Accrued expenses	11,089	11,274
Output VAT	6,587	6,348
Deposits received and temporary receipts	4,695	6,098

	22,371	23,720